File Nos. 33-39100
                                                                      811-5200
==============================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [ ]
     Pre-Effective Amendment No.                                         [ ]
     Post-Effective Amendment No.  18                                    [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [ ]
  Amendment No. 45                                                       [X]

                      (Check appropriate box or boxes.)

     COVA VARIABLE ANNUITY ACCOUNT ONE
     ----------------------------------
     (Exact Name of Registrant)

     COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
     -----------------------------------------------
     (Name of Depositor)

     One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois        60181-4644
     ------------------------------------------------------        ----------
     (Address of Depositor's Principal Executive Offices)          (Zip Code)

Depositor's Telephone Number, including Area Code   (800) 831-5433

     Name and Address of Agent for Service
          Mark E. Reynolds, President
          Cova Financial Services Life Insurance Company
          One Tower Lane, Suite 3000
          Oakbrook Terrace, Illinois  60181-4644
          (800) 523-1661


     Copies to:
          Judith A. Hasenauer            and   Bernard J. Spaulding
          Blazzard, Grodd & Hasenauer, P.C.    Senior Vice President,
          P.O. Box 5108                        General Counsel and Secretary
          Westport, CT  06881                  Cova Financial Services
          (203) 226-7866                       Life Insurance Company
                                               One Tower Lane, Suite 3000
                                               Oakbrook Terrace, IL 60181-4644


It is proposed that this filing will become effective:

_____ immediately  upon filing  pursuant to  paragraph  (b) of Rule 485
_____ on (date) pursuant  to  paragraph  (b) of Rule 485
_____ 60 days after  filing  pursuant to paragraph  (a)(1) of Rule 485
__X__ on February 5, 2001  pursuant to  paragraph (a)(1) of Rule 485

If appropriate, check the following:

     _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:
     Individual Variable Annuity Contracts


                                EXPLANATORY NOTE

==============================================================================

This Registration Statement contains three Portfolios of AIM Variable Insurance Funds; two Portfolios of Alliance Variable Products Series Fund, Inc.; thirteen Portfolios of Met Investors Series Trust; one Portfolio of General American Capital Company; three Portfolios of Goldman Sachs Variable Insurance Trust; four Portfolios of Kemper Variable Series; one Portfolio of Liberty Variable
Investment Trust; six Portfolios of MFS Variable Insurance Trust; five Portfolios of Oppenheimer Variable Account Funds; five Portfolios of Putnam Variable Trust, Class IA Shares; eight Portfolios, Class 1 Shares, of Franklin Templeton Variable Insurance Products Trust; two Portfolios of Variable Insurance Products Fund; one Portfolio of Variable Insurance Products Fund II; two Portfolios of Variable Insurance Products Fund III and two Portfolios of Metropolitan Series Fund, Inc. Different versions of the Prospectus have been created from this Registration Statement. Different versions of the Supplement filed herewith will be created from this Registration Statement. The only differences between the versions of the Prospectuses and Supplements created from this Registration Statement are the underlying funds available. The distribution system for each version of the Prospectus is different. The Prospectuses are filed with the Commission pursuant to Rule 497 under the Securities Act of 1933. The Supplements will be filed with the Commission pursuant to Rule 497 under the Securities Act of 1933. The Registrant undertakes to update this Explanatory Note, as needed, each time a Post-Effective Amendment is filed.

================================================================================

          CROSS REFERENCE SHEET
          (required by Rule 495)

Item No.                                           Location
--------                                           -----------------------------
          PART A

Item 1.   Cover Page . . . . . . . . . . . . . .   Cover Page

Item 2.   Definitions  . . . . . . . . . . . . .   Index of Special Terms

Item 3.   Synopsis . . . . . . . . . . . . . . .   Profile

Item 4.   Condensed Financial Information  . . .   Appendix A


Item 5.   General Description of Registrant,
          Depositor, and Portfolio Companies . .   Other Information - Cova; The
                                                   Separate Account; Investment
                                                   Options; Appendix B

Item 6.   Deductions and Expenses. . . . . . . .   Expenses

Item 7.   General Description of Variable
          Annuity Contracts. . . . . . . . . . .  The Fixed and Variable Annuity

Item 8.   Annuity Period . . . . . . . . . . . .   Income Phase

Item 9.   Death Benefit. . . . . . . . . . . . .   Death Benefit

Item 10.  Purchases and Contract Value . . . . .   Purchase

Item 11.  Redemptions. . . . . . . . . . . . . .   Access to Your Money

Item 12.  Taxes. . . . . . . . . . . . . . . . .   Taxes

Item 13.  Legal Proceedings. . . . . . . . . . .   None

Item 14.  Table of Contents of the Statement of
          Additional Information . . . . . . . .   Table of Contents of the
                                                   Statement of Additional
                                                   Information


          CROSS REFERENCE SHEET
          (required by Rule 495)

Item No.                                           Location
--------                                           -----------------------
          PART B

Item 15.  Cover Page . . . . . . . . . . . . . .   Cover Page

Item 16.  Table of Contents. . . . . . . . . . .   Table of Contents

Item 17.  General Information and History. . . .   Company

Item 18.  Services . . . . . . . . . . . . . . .   Not Applicable

Item 19.  Purchase of Securities Being Offered .   Not Applicable

Item 20.  Underwriters . . . . . . . . . . . . .   Distribution

Item 21.  Calculation of Performance Data. . . .   Performance Information

Item 22.  Annuity Payments . . . . . . . . . . .   Annuity Provisions

Item 23.  Financial Statements . . . . . . . . .   Financial Statements



                                     PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered in Part C to this Registration Statement.


THE PROSPECTUS WAS FILED AS PART OF POST-EFFECTIVE AMENDMENT NO. 17 ON AUGUST 31, 2000 AND IS INCORPORATED HEREIN BY REFERENCE.


                       METLIFE INVESTORS INSURANCE COMPANY
           (formerly, Cova Financial Services Life Insurance Company)

                   METLIFE  INVESTORS  VARIABLE  ANNUITY  ACCOUNT ONE (formerly,
                  Cova Variable Annuity Account One)

                        Supplement dated February 5, 2001


The following supplements or replaces certain information contained in your variable annuity prospectus:

1. We have changed our name to MetLife Investors Insurance Company as of the date of this supplement. In certain states, the new name may not yet be approved. In those states, we will continue to use Cova Financial Services Life Insurance Company until our new name is approved. In addition, as of the date of this supplement, the name of the Separate Account is MetLife Investors Variable Annuity Account One.

2. Met Investors Series Trust

On January 26, 2001, shareholders of Cova Series Trust approved an Agreement and Plan of Reorganization pursuant to which the portfolios of Cova Series Trust have been reorganized into corresponding portfolios of Met Investors Series Trust, a new fund (except with respect to the Large Cap Research Portfolio which was merged into the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust). Met Investors Advisory Corp. is the investment adviser of Met Investors Series Trust. Effective as of the date of this supplement, [or upon the date of the reorganization and merger of Cova Series Trust, as described herein,] if you were invested in a portfolio of Cova Series Trust, you are now invested in a portfolio of Met Investors Series Trust as indicated below. Each of the Portfolios of Met Investors Series Trust shown below is [will become] available for investment under your contract [upon the date of reorganization and merger of Cova Series Trust].


Cova Series Trust Portfolio                Met Investors Series Trust Portfolio
---------------------------                ------------------------------------
Quality Bond Portfolio                     J.P. Morgan Quality Bond Portfolio
Small Cap Stock Portfolio                  J.P. Morgan Small Cap Stock Portfolio
Large Cap Stock Portfolio                  J.P. Morgan Enhanced Index Portfolio
Select Equity Portfolio                    J.P. Morgan Select Equity Portfolio
International Equity Portfolio             J.P. Morgan International Equity Portfolio
Bond Debenture Portfolio                   Lord Abbett Bond Debenture Portfolio
Mid-Cap Value Portfolio                    Lord Abbett Mid-Cap Value Portfolio
Large Cap Research Portfolio               Lord Abbett Growth and Income Portfolio
Lord Abbett Growth and Income Portfolio    Lord Abbett Growth and Income Portfolio
Developing Growth Portfolio                Lord Abbett Developing Growth Portfolio
Balanced Portfolio                         Firstar Balanced Portfolio
Equity Income Portfolio                    Firstar Equity Income Portfolio
Growth & Income Equity Portfolio           Firstar Growth & Income Equity Portfolio

3.  The following is added to  the Investment  Portfolio  Expenses table -   Met
Investors Series Trust:


                                                            Management         Other             Total Annual
                                                            Fees               Expenses*         Expenses
J.P. Morgan Quality Bond Portfolio                           0.54%              0.05%             0.59%
J.P. Morgan Small Cap Stock Portfolio                        0.85               0.17              1.02
J.P. Morgan Enhanced Index Portfolio                         0.56               0.05              0.61
J.P. Morgan Select Equity Portfolio                          0.61               0.09              0.70
J.P. Morgan International Equity Portfolio                   0.77               0.25              1.02
Lord Abbett Bond Debenture Portfolio                         0.60               0.10              0.70
Lord Abbett Mid-Cap Value Portfolio                          0.75               0.15              0.90
Lord Abbett Growth and Income Portfolio                      0.59               0.05              0.64
Lord Abbett Developing Growth Portfolio                      0.75               0.20              0.95
Firstar Balanced Portfolio                                   1.00               0.10              1.10
Firstar Equity Income Portfolio                              1.00               0.10              1.10
Firstar Growth & Income Equity Portfolio                     1.00               0.10              1.10

*Met Investors Advisory Corp. ("investment manager") and Met Investors Series Trust have entered into an Expense Limitation Agreement whereby, for a period of at least one year from commencement of operations, the total annual portfolio expenses of certain Portfolios will not exceed, in any year in which the Agreement is in effect, the following percentages: .60% for the J. P. Morgan Quality Bond Portfolio, .65% for the J. P. Morgan Enhanced Index Portfolio, .70% for the Lord Abbett Bond Debenture Portfolio, .90% for the Lord Abbett Mid-Cap Value Portfolio, .65% for the Lord Abbett Growth and Income Portfolio, .95% for the Lord Abbett Developing Growth Portfolio, 1.05% for the J. P. Morgan International Equity Portfolio and 1.10% for each of the Firstar Balanced, Firstar Equity Income and Firstar Growth and Income Equity Portfolios. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may, with the approval of the Trust's Board of Trustees, be repaid to the investment manager.

The amounts shown above under "Other Expenses" are an estimate of what the expenses will be, for the period ending December 31, 2001, after expense reimbursement. Absent these expense reimbursement arrangements, the total annual portfolio expenses for the year ending December 31, 2001 are estimated to be :
0.73% for the J. P. Morgan Quality Bond Portfolio, 0.65% for the J. P. Morgan Enhanced Index Portfolio, 1.13% for the J. P. Morgan International Equity Portfolio, 0.72% for the Lord Abbett Bond Debenture Portfolio, 1.03% for the Lord Abbett Mid-Cap Value Portfolio, 0.65% for the Lord Abbett Growth and Income Portfolio, 1.06% for the Lord Abbett Developing Growth Portfolio, 1.81% for the Firstar Balanced Portfolio, 2.10% for the Firstar Equity Income Portfolio and 1.50% for the Firstar Growth and Income Equity Portfolio.

4.  The following examples are added to the prospectus:

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets: (a) if you surrender the contract at the end of each time period; (b) if you do not surrender the contract or if you apply the contract value to an annuity option.

                                                             Time         Periods
                                                 1 year     3 years      5 years      10 years
                                                  ------     -------      -------      --------
J.P. Morgan Quality Bond Portfolio               (a)$       (a)$          (a)$         (a)$
                                                 (b)$       (b)$          (b)$         (b)$

J.P. Morgan Small Cap Stock Portfolio            (a)$       (a)$          (a)$         (a)$
                                                 (b)$       (b)$          (b)$         (b)$

J.P. Morgan Enhanced Index Portfolio             (a)$       (a)$          (a)$         (a)$
                                                 (b)$       (b)$          (b)$         (b)$


J.P. Morgan Select Equity Portfolio              (a)$       (a)$          (a)$         (a)$
                                                 (b)$       (b)$          (b)$         (b)$

J.P. Morgan International Equity Portfolio       (a)$       (a)$          (a)$         (a)$
                                                 (b)$       (b)$          (b)$         (b)$

Lord Abbett Bond Debenture Portfolio             (a)$       (a)$          (a)$         (a)$
                                                 (b)$       (b)$          (b)$         (b)$

Lord Abbett Mid-Cap Value Portfolio              (a)$       (a)$          (a)$         (a)$
                                                 (b)$       (b)$          (b)$         (b)$

Lord Abbett Growth and Income Portfolio          (a)$       (a)$          (a)$         (a)$
                                                 (b)$       (b)$          (b)$         (b)$

Lord Abbett Developing Growth Portfolio          (a)$       (a)$          (a)$         (a)$
                                                 (b)$       (b)$          (b)$         (b)$

Firstar Balanced Portfolio                       (a)$       (a)$          (a)$         (a)$
                                                 (b)$       (b)$          (b)$         (b)$

Firstar Equity Income Portfolio                  (a)$       (a)$          (a)$         (a)$
                                                 (b)$       (b)$          (b)$         (b)$

Firstar Growth & Income Equity Portfolio         (a)$       (a)$          (a)$         (a)$
                                                 (b)$       (b)$          (b)$         (b)$


5.  Effective,  _______,  2001,  MetLife  Distributors,   Inc.  (MetLife
Distributors) acts as the distributor of the contracts. Prior to __, 2001, Cova Life Sales Company was the distributor. MetLife Distributors is an affiliate of ours.

6. The following accumulation unit values for the period ended September 30, 2000 are added to Appendix A:

AIM VARIABLE INSURANCE FUNDS:
Managed by A I M Advisors, Inc.
AIM V.I. Capital Appreciation Sub-Account
Beginning of Period                          $16.79
End of Period                                $
Number of Accum. Units Outstanding

AIM V.I. International Equity Sub-Account
Beginning of Period                          $17.42
End of Period                                $
Number of Accum. Units Outstanding

AIM V.I. Value Sub-Account
Beginning of Period                          $16.73
End of Period                                $
Number of Accum. Units Outstanding

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
Managed by Alliance Capital Management L.P.

Premier Growth Sub-Account
Beginning of Period                          $19.04
End of Period                                $
Number of Accum. Units Outstanding

Real Estate Investment Sub-Account
Beginning of Period                          $ 7.47
End of Period                                $
Number of Accum. Units Outstanding

COVA SERIES TRUST

Managed by Lord, Abbett & Co.

Bond Debenture Sub-Account
Beginning of Period                          $13.77
End of Period                                $
Number of Accum. Units Outstanding

Mid-Cap Value Sub-Account
Beginning of Period                          $10.88
End of Period                                $
Number of Accum. Units Outstanding

Large Cap Research Sub-Account
Beginning of Period                          $14.64
End of Period                                $
Number of Accum. Units Outstanding

Developing Growth Sub-Account
Beginning of Period                          $14.45
End of Period                                $
Number of Accum. Units Outstanding

Lord Abbett Growth and Income
Sub-Account
Beginning of Period                          $39.46
End of Period                                $
Number of Accum. Units Outstanding

Managed by J.P. Morgan Investment
Management Inc.

Select Equity Sub-Account
Beginning of Period                          $18.38
End of Period                                $
Number of Accum. Units Outstanding

Small Cap Stock Sub-Account
Beginning of Period                          $17.93
End of Period                                $
Number of Accum. Units Outstanding

International Equity Sub-Account
Beginning of Period                          $16.33
End of Period                                $
Number of Accum. Units Outstanding

Quality Bond Sub-Account
Beginning of Period                          $11.57
End of Period                                $
Number of Accum. Units Outstanding

Large Cap Stock Sub-Account
Beginning of Period                          $22.55
End of Period                                $
Number of Accum. Units Outstanding

Managed by FIRMCO, LLC

Balanced Sub-Account
Beginning of Period                          $12.43
End of Period                                $
Number of Accum. Units Outstanding

Equity Income Sub-Account
Beginning of Period                          $12.20
End of Period                                $
Number of Accum. Units Outstanding

Growth & Income Equity Sub-Account
Beginning of Period                          $13.97
End of Period                                $
Number of Accum. Units Outstanding


GENERAL AMERICAN CAPITAL COMPANY
Managed by Conning Asset Management Company
Money Market Sub-Account

Beginning of Period                          $11.53
End of Period                                $
Number of Accum. Units Outstanding

GOLDMAN SACHS VARIABLE INSURANCE TRUST
Managed by Goldman Sachs Asset Management
Goldman Sachs VIT Growth and Income Sub-Account
Beginning of Period                          $10.30
End of Period                                $
Number of Accum. Units Outstanding

Managed by Goldman Sachs Asset Management International
Goldman Sachs VIT International Equity Sub-Account
Beginning of Period                          $14.83
End of Period                                $
Number of Accum. Units Outstanding

Goldman Sachs VIT Global Income Sub-Account
Beginning of Period                          $10.52
End of Period                                $
Number of Accum. Units Outstanding

KEMPER VARIABLE SERIES
Managed by Scudder Kemper Investments, Inc.

Kemper Small Cap Value Sub-Account
Beginning of Period                          $ 8.87
End of Period                                $
Number of Accum. Units Outstanding

Kemper Government Securities Sub-Account
Beginning of Period                          $10.48
End of Period                                $
Number of Accum. Units Outstanding

Kemper Small Cap Growth Sub-Account
Beginning of Period                          $15.49
End of Period                                $
Number of Accum. Units Outstanding

Managed by Dreman Value Management, L.L.C.
Kemper-Dreman High Return Equity Sub-Account
Beginning of Period                          $ 9.19
End of Period                                $
Number of Accum. Units Outstanding

LIBERTY VARIABLE INVESTMENT TRUST
Managed by Newport Fund Management Inc.

Newport Tiger Fund, Variable Sub-Account
Beginning of Period                          $15.29
End of Period                                $
Number of Accum. Units Outstanding

MFS VARIABLE INSURANCE TRUST:
Managed by Massachusetts Financial
  Services Company

MFS Emerging Growth Sub-Account
Beginning of Period                          $23.06
End of Period                                $
Number of Accum. Units Outstanding

MFS Research Sub-Account
Beginning of Period                          $14.89
End of Period                                $
Number of Accum. Units Outstanding

MFS Growth With Income Sub-Account
Beginning of Period                          $12.70
End of Period                                $
Number of Accum. Units Outstanding

MFS High Income Sub-Account
Beginning of Period                          $10.33
End of Period                                $
Number of Accum. Units Outstanding

MFS Global Governments Sub-Account
Beginning of Period                          $10.26
End of Period                                $
Number of Accum. Units Outstanding

MFS Bond Sub-Account
Beginning of Period                          $10.18
End of Period                                $
Number of Accum. Units Outstanding

OPPENHEIMER VARIABLE ACCOUNT FUNDS
Managed by OppenheimerFunds, Inc.

Oppenheimer High Income Fund/VA Sub-Account
Beginning of Period                          $10.17
End of Period                                $
Number of Accum. Units Outstanding

Oppenheimer Bond Fund/VA Sub-Account
Beginning of Period                          $10.23
End of Period                                $
Number of Accum. Units Outstanding

Oppenheimer Capital Appreciation Fund/VA Sub-Account
Beginning of Period                          $17.09
End of Period                                $
Number of Accum. Units Outstanding

Oppenheimer Main Street Growth & Income Fund/VA Sub-Account
Beginning of Period                          $12.39
End of Period                                $
Number of Accum. Units Outstanding

Oppenheimer Strategic Bond Fund/VA Sub-Account
Beginning of Period                          $10.29
End of Period                                $
Number of Accum. Units Outstanding

PUTNAM VARIABLE TRUST
Managed by Putnam Investment Management, Inc.

Putnam VT Growth and Income Sub-Account
Beginning of Period                          $11.40
End of Period                                $
Number of Accum. Units Outstanding

Putnam VT International Growth Sub-Account
Beginning of Period                          $18.49
End of Period                                $
Number of Accum. Units Outstanding

Putnam VT International New Opportunities Sub-Account
Beginning of Period                          $22.82
End of Period                                $

Number of Accum. Units Outstanding

Putnam VT New Value Sub-Account
Beginning of Period                          $10.37
End of Period                                $
Number of Accum. Units Outstanding

Putnam VT Vista Sub-Account
Beginning of Period                          $17.77
End of Period                                $
Number of Accum. Units Outstanding

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, CLASS 1 SHARES Managed by Franklin Advisers, Inc.

Franklin  Large Cap Growth Securities Sub-Account
Beginning of Period                          $14.67
End of Period                                $
Number of Accum. Units Outstanding

Franklin Small Cap Sub-Account
Beginning of Period                          $17.68
End of Period                                $
Number of Accum. Units Outstanding

Templeton Global Income Securities Sub-Account
Beginning of Period                          $ 9.68
End of Period                                $
Number of Accum. Units Outstanding

Managed by Franklin Mutual Advisers, LLC

Mutual Shares Securities Sub-Account
Beginning of Period                          $10.41
End of Period                                $
Number of Accum. Units Outstanding

Managed by Templeton Investment Counsel, Inc.

Templeton International Securities Sub-Account
Beginning of Period                          $11.15
End of Period                                $
Number of Accum. Units Outstanding

Templeton Asset Strategy Sub-Account
Beginning of Period                          $
End of Period
Number of Accum. Units Outstanding

Managed by Templeton Global Advisors Limited

Templeton Growth Securities Sub-Account
Beginning of Period                          $12.56
End of Period                                $
Number of Accum. Units Outstanding

Managed by Templeton Asset Management Ltd.

Templeton Developing Markets Securities Sub-Account
Beginning of Period                          $11.46
End of Period                                $
Number of Accum. Units Outstanding

VARIABLE INSURANCE PRODUCTS FUND
Managed by Fidelity Management & Research Company

VIP Growth Sub-Account
Beginning of Period                          $17.72
End of Period                                $
Number of Accum. Units Outstanding

VIP Equity-Income Sub-Account
Beginning of Period                          $11.14
End of Period                                $
Number of Accum. Units Outstanding

VARIABLE INSURANCE PRODUCTS FUND II
Managed by Fidelity Management & Research Company

VIP II Contrafund Sub-Account
Beginning of Period                          $15.14
End of Period                                $
Number of Accum. Units Outstanding

VARIABLE INSURANCE PRODUCTS FUND III
Managed by Fidelity Management & Research Company

VIP III Growth Opportunities Sub-Account
Beginning of Period                          $12.07
End of Period                                $
Number of Accum. Units Outstanding

VIP III Growth & Income Sub-Account
Beginning of Period                          $13.14
End of Period                                $
Number of Accum. Units Outstanding

METROPOLITAN SERIES FUND, INC.
Managed by Putnam Investment Management, Inc.

Putnam International Sub-Account
Beginning of Period (9/_/00)                 $
End of Period                                $
Number of Accum. Units Outstanding

Putnam Large Cap Sub-Account
Beginning of Period                          $
End of Period                                $
Number of Accum. Units Outstanding


7. Each of the Cova Series Trust Portfolios shown in Appendix B has the same investment objective as currently shown in such Appendix with one exception as shown below.


Firstar Growth & Income Equity Portfolio

Investment Objective: The Firstar Growth & Income Equity Portfolio seeks to provide both reasonable income and long-term capital appreciation.


8.  The following replaces Appendix C - Performance Information:

FUTURE PERFORMANCE WILL VARY AND THE RESULTS SHOWN ARE NOT NECESSARILY REPRESENTATIVE OF FUTURE RESULTS.

Note: The figures below present investment performance information for the periods ended September 30, 2000. While these numbers represent the returns as of that date, they do not represent performance information of the portfolios since that date. Performance information for the periods after September 30, 2000 may be different than the numbers shown below.

PART 1 - SEPARATE ACCOUNT PERFORMANCE

The portfolios listed below began operations before September 30, 2000. As a result, performance information is available for the accumulation unit values investing in these portfolios.

* Column A presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of the investment portfolio, and assume that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

* Column B presents performance figures for the accumulation units which reflect the insurance charges as well as the fees and expenses of the investment portfolio.

The inception dates shown below reflect the dates the Separate Account first invested in the Portfolio (except as noted).

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 9/30/00:
AIM VARIABLE INSURANCE FUNDS



                                                              Accumulation   Unit     Performance
                                                         Column   A                             Column B
                                     Separate            (reflects all                         (reflects insurance
                                     Account             charges and                           charges and
                                     Inception           portfolio expenses)                   portfolio expenses)
Portfolio                            Date in             1 yr         since         1 yr          since
                                     Portfolio                       inception                   inception
----------------                    ----------           ---------  -------------  ----------    -----------


AIM V.I. Capital                     12/31/97
Appreciation

AIM V.I.                             12/31/97
International
Equity

AIM V.I. Value                       12/31/97

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
Premier Growth (Class A)             12/31/97
Real Estate Investment
(Class A)                            12/31/97

MET INVESTORS SERIES TRUST (1)
J. P. Morgan Select Equity            5/1/96
J. P. Morgan Small Cap Stock          5/1/96
J. P. Morgan International Equity     5/1/96
J. P. Morgan Quality Bond             5/1/96
J. P. Morgan Enhanced Index
(formerly Large Cap Stock)            5/1/96
Lord Abbett Bond Debenture            5/1/96
Lord Abbett Mid-Cap Value             8/20/97
Lord Abbett Developing Growth         8/20/97
Lord Abbett Growth and
Income (2)                           12/11/89
Firstar Balanced                      7/1/97
Firstar Equity Income                 7/1/97
Firstar Growth & Income Equity        7/1/97


GENERAL AMERICAN CAPITAL COMPANY

Money Market                          6/3/96

GOLDMAN SACHS VARIABLE INSURANCE TRUST
Goldman Sachs VIT
    Growth and Income                 1/29/98
Goldman Sachs VIT
    International Equity              1/29/98
Goldman Sachs VIT
    Global Income                     1/29/98

KEMPER VARIABLE SERIES
Kemper Small Cap Value                12/31/97
Kemper Government
Securities                            12/31/97





Kemper Small Cap Growth               12/31/97
Kemper-Dreman High
  Return Equity                        5/15/98

LIBERTY VARIABLE INVESTMENT TRUST
Newport Tiger Fund,
  Variable Series                     12/31/97

MFS VARIABLE  INSURANCE TRUST
MFS Emerging Growth                   12/31/97
MFS Research                          12/31/97
MFS Growth With Income                12/31/97
MFS High Income                       12/31/97
MFS Global  Governments               12/31/97
MFS Bond                               5/15/98

OPPENHEIMER VARIABLE ACCOUNT FUNDS
Oppenheimer High Income
  Fund/VA                             12/31/97
Oppenheimer Bond Fund/VA              12/31/97
Oppenheimer Capital
  Appreciation Fund/VA                12/31/97
Oppenheimer Main Street
  Growth & Income
  Fund/VA                             12/31/97
Oppenheimer Strategic
  Bond Fund/VA                        12/31/97

PUTNAM VARIABLE TRUST
Putnam VT Growth and
   Income-Class IA
   Shares                             12/31/97
Putnam VT
   International Growth-
   Class IA Shares                    12/31/97
Putnam VT
   International New
   Opportunities-Class
   IA Shares                          12/31/97
Putnam VT New Value-
   Class IA Shares                    12/31/97
Putnam VT Vista-Class
   IA Shares                          12/31/97

FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST, CLASS 1 SHARES
Templeton Developing Markets
  Securities (3)                      5/1/98
Mutual Shares Securities (4)          5/1/98
Templeton International
  Securities (5)                      5/1/98
Franklin Large Cap Growth
  Securities (6)                      3/1/99
Franklin Small Cap (7)                3/1/99
Templeton Global Income
  Securities (8)                      3/1/99
Templeton Growth Securities (9)       1/19/99
Templeton Asset Strategy (10)

VARIABLE INSURANCE PRODUCTS FUND,
VARIABLE INSURANCE PRODUCTS FUND II,
VARIABLE INSURANCE PRODUCTS FUND III

VIP Growth                            2/17/98

VIP Equity-Income                     2/17/98

VIP II Contrafund                     2/17/98


VIP III Growth                        2/17/98
Opportunities

VIP III Growth                        2/17/98
& Income



(1) As described elsewhere herein, effective on February 5, 2001, the assets of the Portfolios of Cova Series Trust were transferred to corresponding Portfolios of Met Investors Series Trust, with the exception of the Large Cap Research Portfolio which was merged into the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust. Performance information shown above reflects historical performance of each Cova Series Trust Portfolio. Each Portfolio of Met Investors Series Trust will be managed by the investment manager using the same investment objective and strategy as its predecessor Portfolio. Each of the predecessor Cova Series Trust Portfolios and their corresponding Met Investors Series Trust Portfolios are shown on the cover page of this Supplement.

(2) On February 5, 2001, the assets of the Lord Abbett Growth and Income Portfolio of Cova Series Trust were transferred to the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust. Sub-account performance shown reflects historical performance of the Cova Series Trust Portfolio (from January 8, 1999 through September 30, 2000) and of the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. (from December 11, 1989 through January 7, 1999). On January 8, 1999 all of the assets of the sub-account were transferred from the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. to the Lord Abbett Growth and Income Portfolio of Cova Series Trust pursuant to a substitution order issued by the Securities and Exchange Commission. Lord, Abbett & Co. has managed the assets underlying this sub-account since its inception in 1989, pursuant to the same investment objective and strategy to be used by the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust.

(3) Previously, the Templeton Developing Markets Securities Fund was known as the Templeton Developing Markets Fund. Effective May 1, 2000, the Templeton Developing Markets Securities Fund merged into the Templeton Developing Markets Equity Fund. Performance shown reflects historical performance of the Templeton Developing Markets Securities Fund.

(4) Effective May 1, 2000, the Mutual Shares Investments Fund (previously offered under the contract) merged into the Mutual Shares Securities Fund.
Performance shown reflects historical performance of the Mutual Shares Securities Fund.

(5) Previously, the Templeton International Securities Fund was known as the Templeton International Fund. Effective May 1, 2000, the Templeton International Securities Fund merged into the Templeton International Equity Fund. Performance shown reflects historical performance of the Templeton International Securities Fund.

(6) Effective May 1, 2000, the Franklin Large Cap Growth Investments Fund (previously offered under the contract) merged into the Franklin Large Cap Growth Securities Fund. Performance shown reflects historical performance of the Franklin Large Cap Growth Securities Fund.

(7) Effective May 1, 2000, the Franklin Small Cap Investments Fund (previously offered under the contract) merged into the Franklin Small Cap Fund. Performance shown reflects historical performance of the Franklin Small Cap Fund.

(8) Effective May 1, 2000, the Templeton Bond Fund (previously offered under the contract) merged into the Templeton Global Income Securities Fund. Performance shown reflects historical performance of the Templeton Global Income Securities Fund.

(9) Effective May 1, 2000, the Templeton Stock Fund (previously offered under the contract) merged into the Templeton Growth Securities Fund. Performance shown reflects historical performance of the Templeton Growth Securities Fund.

(10) Previously, Templeton Asset Allocation Fund. Effective May 1, 2000, the Templeton Asset Strategy Fund merged into the Templeton Global Asset Allocation Fund. Performance shown reflects historical performance of the Templeton Asset Strategy Fund.

PART 2 - HISTORICAL FUND PERFORMANCE

Certain Funds ("Existing Funds") have been in existence prior to when the Separate Account and your contract began investing in them. In order to show how historical investment performance of the Funds affects accumulation unit values, we have developed performance information.

The chart below shows the investment performance of the Existing Funds and the accumulation units performance calculated by assuming that accumulation units were invested in the Portfolio of the Existing Fund for the same periods.

* The performance figures in Column A for the Existing Funds reflect the fees and expenses paid by the Portfolio.

* Column B presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of the Portfolio and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

* Column C presents performance figures for the accumulation units which reflect the insurance charges as well as the fees and expenses of the Portfolio.

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 9/30/00:
AIM VARIABLE INSURANCE FUNDS



                                          Fund    Performance                   Accumulation   Unit            Performance
                                                  Column A                       Column   B                     Column C


                                                                                  (reflects all             (reflects insurance
                                                                                   charges and                charges and
                                                                                 portfolio expenses)        portfolio expenses)

                                        1 yr.    5yrs.    10yrs./               1 yr.  5yrs. 10yrs./      1 yr.  5yrs.    10yrs/
                                                          since                               since                       since
                                                          inception                           inception                   inception

AIM V.I. Capital
Appreciation               5/5/93
AIM V.I.
International
Equity                     5/5/93
AIM V.I. Value             5/5/93

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
Premier Growth (Class A)   6/26/92
Real Estate Investment
(Class A)                  1/9/97

GENERAL AMERICAN CAPITAL COMPANY
Money Market               10/1/87

GOLDMAN SACHS VARIABLE INSURANCE TRUST
Goldman Sachs VIT
  Growth and Income        1/12/98
Goldman Sachs VIT
 International Equity      1/12/98
Goldman Sachs VIT Global
 Income                    1/12/98

KEMPER VARIABLE SERIES
Kemper Small Cap Value     5/1/96
Kemper Government
Securities                 9/3/87
Kemper Small Cap Growth    5/2/94
Kemper-Dreman High
  Return Equity            5/4/98

LIBERTY VARIABLE INVESTMENT TRUST
Newport Tiger Fund,
 Variable Series           5/1/95

MFS VARIABLE  INSURANCE TRUST
MFS Emerging  Growth      7/24/95
MFS Research              7/26/95
MFS Growth With Income    10/9/95
MFS High Income           7/26/95
MFS Global  Governments   6/14/94
MFS Bond                 10/24/95

OPPENHEIMER VARIABLE ACCOUNT FUNDS
Oppenheimer High Income
 Fund/VA                   4/30/86
Oppenheimer Bond Fund/VA    4/3/85
Oppenheimer Capital
 Appreciation Fund/VA       4/3/85
Oppenheimer Main Street
 Growth & Income Fund/VA    7/5/95
Oppenheimer Strategic Bond
 Fund/VA                    5/3/93

PUTNAM VARIABLE TRUST
Putnam VT Growth and
  Income-Class IA Shares    2/1/88
Putnam VT New Value-Class
  IA Shares                 1/2/97
Putnam VT Vista-Class IA
  Shares                    1/2/97
Putnam VT International
  Growth-Class IA Shares    1/2/97
Putnam VT International
  New Opportunities-Class
  IA Shares                 1/2/97

FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST
Templeton Global
  Income Securities(1)      1/24/89
Templeton Growth
  Securities(2)             3/15/94
Templeton International
  Securities(3)              5/1/92
Templeton Developing
  Markets Securities(4)      3/4/96
Franklin Small Cap(5)       11/1/95
Franklin Large Cap
  Growth Securities(6)       5/1/96
Mutual Shares
Securities(7)                11/8/96
Templeton Asset
Strategy(8)                  8/24/88

VARIABLE INSURANCE PRODUCTS FUND,
VARIABLE INSURANCE PRODUCTS FUND II,
VARIABLE INSURANCE PRODUCTS FUND III

VIP Growth                   10/9/86
VIP Equity-Income            10/9/86
VIP II Contrafund             1/3/95
VIP III Growth
Opportunities                 1/3/95
VIP III Growth
& Income                    12/31/96


METROPOLITAN SERIES FUND, INC.

Putnam International         5/01/91
  Stock (9)

Putnam Large Cap             5/01/00
  Growth


   (1) Effective May 1, 2000, the Templeton Bond Fund (previously offered under the contract) merged into the Templeton Global Income Securities Fund. Performance shown reflects historical performance and inception date of the Templeton Global Income Securities Fund.

   (2) Effective May 1, 2000, the Templeton Stock Fund (previously offered under the contract) merged into the Templeton Growth Securities Fund. Performance shown reflects historical performance and inception date of the Templeton Growth Securities Fund.

   (3) Previously, Templeton International Fund. Effective May 1, 2000, the Templeton International Securities Fund merged into the Templeton International Equity Fund. Performance shown reflects historical performance and inception date of the Templeton International Securities Fund.

   (4) Previously, Templeton Developing Markets Fund. Effective May 1, 2000, the Templeton Developing Markets Fund merged into the Templeton Developing Markets Equity Fund. Performance shown reflects historical performance and inception date of the Templeton Developing Markets Securities Fund.

   (5) Effective May 1, 2000, the Franklin Small Cap Investments Fund (previously offered under the contract) merged into the Franklin Small Cap Fund. Performance shown reflects historical performance and inception date of the Franklin Small Cap Fund.

   (6) Effective May 1, 2000, the Franklin Large Cap Growth Investments Fund (previously offered under the contract) merged into the Franklin Large Cap Growth Securities Fund. Performance shown reflects historical performance and inception date of the Franklin Large Cap Growth Securities Fund.

   (7) Effective May 1, 2000, the Mutual Shares Investments Fund (previously offered under the contract) merged into the Mutual Shares Securities Fund.
Performance shown reflects historical performance and inception date of the Mutual Shares Securities Fund.

   (8) Previously, Templeton Asset Allocation Fund. Effective May 1, 2000, the Templeton Asset Strategy Fund merged into the Templeton Global Asset Allocation Fund. Performance shown reflects historical performance and inception date of the Templeton Asset Strategy Fund.

    (9) Putnam Investment Management, Inc. became the sub-investment manager of the portfolio on January 24, 2000. Performance for all prior periods reflects results under other sub-investment managers.



                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

             INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACT

                                    issued by

                        COVA VARIABLE ANNUITY ACCOUNT ONE

                                       AND

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY



THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED FEBRUARY 5, 2001, FOR THE
INDIVIDUAL  FIXED AND  VARIABLE  DEFERRED  ANNUITY  CONTRACT  WHICH IS DESCRIBED
HEREIN.


THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL OR WRITE THE COMPANY AT: One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644,
(800) 831-5433.


THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED FEBRUARY 5, 2001.

                                TABLE OF CONTENTS


                                                                            Page

     COMPANY. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

     EXPERTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

     LEGAL OPINIONS . . . . . . . . . . . . . . . . . . . . . . . . . . .

     DISTRIBUTION . . . . . . . . . . . . . . . . . . . . . . . . . . . .
               Reduction or Elimination of the Withdrawal Charge . . . . .

     CALCULATION OF PERFORMANCE INFORMATION. . . . . . . . . . . . . . ..
               Total Return. . . . . . . . . . . . . . . . . . . . . . . .
               Historical Unit Values. . . . . . . . . . . . . . . . . . .
               Reporting Agencies. . . . . . . . . . . . . . . . . . . . .
               Performance Information . . . . . . . . . . . . . . . . . .

     FEDERAL TAX STATUS . . . . . . . . . . . . . . . . . . . . . . . . .
               General . . . . . . . . . . . . . . . . . . . . . . . . .
               Diversification . . . . . . . . . . . . . . . . . . . . .
               Multiple Contracts. . . . . . . . . . . . . . . . . . . .
               Contracts Owned by Other than Natural Persons . . . . . .
               Tax Treatment of Assignments or Transfer of Ownership . .
               Death Benefits. . . . . . . . . . . . . . . . . . . . . .
               Income Tax Withholding. . . . . . . . . . . . . . . . . .
               Tax Treatment of Withdrawals - Non-Qualified Contracts. .
               Qualified Plans   . . . . . . . . . . . . . . . . . . . .
               Tax Treatment of Withdrawals - Qualified Contracts. . . .
               Tax-Sheltered Annuities - Withdrawal Limitations. . . . .

     ANNUITY PROVISIONS . . . . . . . . . . . . . . . . . . . . . .  . .
               Variable Annuity. . . . . . . . . . . . . . . . . . . . .
               Fixed Annuity . . . . . . . . . . . . . . . . . . . . . .
               Annuity Unit Value. . . . . . . . . . . . . . . . . . . .
               Net Investment Factor . . . . . . . . . . . . . . . . . .
               Mortality and Expense Guarantee . . . . . . . . . . . . .

      FINANCIAL STATEMENTS. . . . . . . . . . . . . . . . . . . . .  . .




                                     COMPANY

Cova Financial Services Life Insurance Company (the "Company") was originally incorporated on August 17, 1981 as Assurance Life Company, a Missouri corporation and changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995 a wholly-owned subsidiary of General American Life Insurance Company ("General American") purchased the Company from Xerox Financial Services, Inc. The Company changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company (MetLife) acquired GenAmerica Corporation, the ultimate parent company of General American Life. The acquisition of GenAmerica Corporation does not affect policy benefits or any other terms or conditions under your contract. MetLife, headquartered in New York City since 1868, is a leading provider of insurance and financial products and services to individual and group customers.

The Company presently is licensed to do business in the District of Columbia and all states except California, Maine, New Hampshire, New York and Vermont.


                                     EXPERTS

The consolidated balance sheets of the Company as of December 31, 1999 and 1998, and the related consolidated statements of income, shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 1999, and the statement of assets and liabilities of the Separate Account as of December 31, 1999, and the related statement of operations for the year then ended and the statements of changes in net assets for the two years then ended, have been included herein in reliance upon the reports of __________, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.


                                 LEGAL OPINIONS

Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts.


                                  DISTRIBUTION

Cova Life Sales Company ("Life Sales") acts as the distributor. Life Sales is an affiliate of the Company. The offering is on a continuous basis.

Reduction or Elimination of the Withdrawal Charge

The amount of the Withdrawal Charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Withdrawal Charge will be determined by the Company after examination of all the relevant factors such as:

     1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

     2. The total amount of purchase payments to be received will be considered. Per Contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

     3. Any prior or existing relationship with the Company will be considered. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

     4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Withdrawal Charge.

The Withdrawal Charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Withdrawal Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

                     CALCULATION OF PERFORMANCE INFORMATION

Total Return

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Premium, a .15% Administrative Expense Charge, the expenses for the underlying investment portfolio being advertised and any applicable Contract Maintenance Charges and Withdrawal Charges.

The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable Contract Maintenance Charges and any applicable Withdrawal Charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                                          n
                                 P (1 + T)   = ERV


Where:

     P = a hypothetical initial payment of $1,000

     T = average annual total return

     n = number of years

     ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the time periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any Withdrawal Charge. The deduction of any Withdrawal Charge would reduce any percentage increase or make greater any percentage decrease.

You should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what your total return may be in any future period.

Historical Unit Values

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

Reporting Agencies

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

Performance Information

Certain Portfolios have been in existence for some time and consequently have an investment performance history ("Existing Funds"). In order to demonstrate how the investment experience of certain portfolios affects Accumulation Unit values, performance information was developed. The information is based upon the historical experience of the portfolios and is for the periods shown. The prospectus contains a chart of performance information.

Future performance of the Existing Funds will vary and the results shown are not necessarily representative of future results. Performance for periods ending after those shown may vary substantially from the examples shown. The performance of the Existing Funds is calculated for a specified period of time by assuming an initial Purchase Payment of $1,000 allocated to the Portfolio. There are performance figures for the Accumulation Units which reflect the insurance charges as well as the Portfolio expenses. There are also performance figures for the Accumulation Units which reflect the insurance charges, the contract maintenance charge, the Portfolio expenses, and assume that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected. The percentage increases (decreases) are determined by subtracting the initial Purchase Payment from the ending value and dividing the remainder by the beginning value. The performance may also show figures when no withdrawal is assumed.

                               FEDERAL TAX STATUS

General

NOTE: The following description is based upon the Company's understanding of current federal income tax law applicable to annuities in general. The Company cannot predict the probability that any changes in such laws will be made. purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Company does not guarantee the tax status of the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

Section 72 of the Internal Revenue Code of 1986, as amended ("Code") governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of
Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg.1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the Contract. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all investment portfolios underlying the Contracts will
be  managed  in  such  a  manner  as  to  comply   with  these   diversification
requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owners being retroactively determined to be the owners of the assets of the Separate Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.


Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in CONWAY VS. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in CONWAY. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.


Contracts Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments or Transfer of Ownership

An assignment, pledge or transfer of ownership of a Contract may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign, pledge or transfer ownership of their Contracts.


Death Benefits

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

Income Tax Withholding

All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain  distributions  from  retirement  plans  qualified  under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or d) hardship withdrawals. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

Tax Treatment of Withdrawals - Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

Qualified Plans

The Contracts offered herein are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. The Company is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless the Company specifically consents to be bound. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A qualified contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

a.   Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations" below.) Employee loans are not allowable under the Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b.   Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     Roth IRAs

Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers that occurred in 1998, the individual may pay that tax ratably over the four taxable year period beginning with tax year 1998.

Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

c.   Pension and Profit-Sharing Plans

Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Purchasers of Contracts for use with Pension or Profit Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Tax Treatment of Withdrawals - Qualified Contracts

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403(b)(Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m) (7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) distributions to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions made on account of an IRS levy upon the Qualified Contract; (h) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (j) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8)of the Code.) The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Generally, distributions from a qualified plan must begin no later than April 1st of the calendar year following the later of (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Tax-Sheltered Annuities - Withdrawal Limitations

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59 1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect transfers between Tax-Sheltered Annuity Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

                               ANNUITY PROVISIONS

Variable Annuity

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio(s) of the Separate Account. At the Annuity Date, the Contract Value in each investment portfolio will be applied to the applicable Annuity Tables. The Annuity Table used will depend upon the Annuity Option chosen. If, as of the Annuity Date, the then current Annuity Option rates applicable to this class of Contracts provide a first Annuity Payment greater than guaranteed under the same Annuity Option under this Contract, the greater payment will be made. The dollar amount of Annuity Payments after the first is determined as follows:

(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.

(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

The total dollar amount of each Variable Annuity Payment is the sum of all investment portfolios' Variable Annuity Payments reduced by the applicable Contract Maintenance Charge.

Fixed Annuity

A fixed annuity is a series of payments made during the Annuity Period which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The General Account Value on the day immediately preceding the Annuity Date will be used to determine the Fixed Annuity monthly payment. The first monthly Annuity Payment will be based upon the Annuity Option elected and the appropriate Annuity Option Table.

Annuity Unit Value

The value of an Annuity Unit for each investment portfolio was arbitrarily set initially at $10. This was done when the first investment portfolio shares were purchased. The investment portfolio Annuity Unit value at the end of any subsequent Valuation Period is determined by multiplying the investment portfolio Annuity Unit value for the immediately preceding Valuation Period by the product of (a) the Net Investment Factor for the day for which the Annuity Unit value is being calculated, and (b) 0.999919.

Net Investment Factor

The Net Investment Factor for any investment portfolio for any Valuation Period is determined by dividing:

(a) the Accumulation Unit value as of the close of the current Valuation Period, by

(b) the Accumulation Unit value as of the close of the immediately preceding Valuation Period.

The Net Investment Factor may be greater or less than one, as the Annuity Unit value may increase or decrease.

Mortality and Expense Guarantee

The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.


                              FINANCIAL STATEMENTS

The consolidated financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

[Financial Statements will be filed by Amendment]


                                     PART C
                                OTHER INFORMATION


ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS

a.         Financial Statements
           ---------------------------------------------------------------

           The financial statements of the Separate Account and the Company will be filed by Amendment.



    b.     Exhibits
           ---------------------------------------------------------------

     1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account.*

     2.   Not Applicable.

     3.   Principal Underwriter's Agreement. (To be filed by Amendment)

     4. (i) Individual Flexible Purchase Payment Deferred Variable Annuity Contract.*
          (ii) Death Benefit Endorsements*
          (iii)Charitable Remainder Trust Endorsement*

     5.   Application for Variable Annuity.*

     6.(i) Copy of Articles of Incorporation of the Company.####
          (ii) Copy of the Bylaws of the Company.####

     7.   Not Applicable.

     8.(i)Participation   Agreement  among  Variable  Insurance  Products  Fund,
          Fidelity Distributors Corporation and Cova Financial Services Life Insurance Company+++

     (ii)Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Cova Financial Services Life Insurance Company+++

     (iii)Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and Cova Financial Services Life Insurance Company+++

     (iv) Form of Fund Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., Cova Financial Services Life Insurance Company, on behalf of itself and its Separate Accounts, and Cova Life Sales Company+

     (v)  Form of Fund  Participation  Agreement  among MFS  Variable  Insurance
          Trust,   Cova   Financial   Services   Life   Insurance   Company  and
          Massachusetts Financial Services Company++

     (vi) Form of Fund Participation Agreement among Cova Financial Services Life Insurance Company, Cova Life Sales Company, Alliance Capital Management LP and Alliance Fund Distributors, Inc.++

     (vii)Form of Fund Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Cova Financial Services Life Insurance Company+

     (viii) Form of Fund Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp. and Cova Financial Services Life Insurance Company+

     (ix) Form of Fund Participation Agreement among Investors Fund Series, Zurich Kemper Investments, Inc., Zurich Kemper Distributors, Inc. and Cova Financial Services Life Insurance Company+

     (x) Form of Participation Agreement by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and Cova Financial Services Life Insurance Company+

     (xi) Form of Participation Agreement among Liberty Variable Investment Trust, Liberty Financial Investments, Inc. and Cova Financial Services Life Insurance Company+

     (xii)Form of Participation Agreement among Templeton Variable Products Series Fund, Franklin Templeton Distributors, Inc. and Cova Financial Services Life Insurance Company*

     9.   Opinion and Consent of Counsel. (to be filed by Amendment)

     10.  Consent of Independent Auditors. (to be filed by Amendment)

     11.  Not Applicable.

     12.  Agreement Governing Contribution.*

     13.  Calculation of Performance Information. (to be filed by Amendment)

     14.  Company Organizational Chart.**

     27.  Not Applicable

     ### incorporated by reference to Registrant's Amendment No. 18 to Form N-4 (File No. 811-5200) as electronically filed on April 24, 1996.

     #### incorporated by reference to Registrant's Amendment No. 20 to Form N-4
          (File No. 811-5200) as electronically filed on April 23, 1997.

     + incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-34741 and 811-5200) as electronically filed on January 26, 1998.

     ++ incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-34741 and 811-5200) as electronically filed on November 19, 1997.

     +++ incorporated by reference to Registrant's Amendment No. 26 (File Nos. 33-39100 and 811-5200) as electronically filed on April 29, 1998.

     * incorporated by reference to Post-Effective Amendment No. 15 (File Nos. 33-39100 and 811-5200) as electronically filed on April 29, 1999.

     ** incorporated by reference to Post-Effective Amendment No. 16 (File Nos. 33-39100 and 811-5200) as electronically filed on April 28, 2000.

ITEM 25.   DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:

Name and Principal                Positions and Offices
 Business Address                 with Depositor
-------------------------------   ------------------------------------

James A. Shepherdson III         Chairman of the Board and Director
MetLife
Security First Group
610 Newport Center Drive
Suite 1350
Newport Beach, CA 92660

Gregory P. Brakovich              Director
MetLife
Security First Group
610 Newport Center Drive
Suite 1350
Newport Beach, CA 92660

Mark E. Reynolds                  President and Director
One Tower Lane, Suite 3000
Oakbrook Terrace, IL 60181-4644

Constance A. Doern                Vice President
1776 West Lakes Pkwy
West Des Moines, IA 50266

Patricia E. Gubbe                 Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

Amy W. Hester                    Controller and Director
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

J. Robert Hopson                  Vice President,
One Tower Lane, Suite 3000        Chief Actuary and Director
Oakbrook Terrace, IL  60181-4644

Lisa O. Kirchner                  Vice President
1776 West Lakes Pkwy
West Des Moines, IA 50266

James W. Koeger                   Assistant Treasurer
700 Market Street
St. Louis, MO 63101

Matthew P. McCauley               Assistant Secretary and Director
700 Market St.
St. Louis, MO 63101

John J. Myers                     Vice President
One Tower Lane
Suite 3000
Oakbrook Terrace, IL 60181-4644

John W. Schaus                    Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

Bernard J. Spaulding              Senior Vice President, General Counsel
One Tower Lane, Suite 3000          and Secretary and Director
Oakbrook Terrace, IL  60181-4644

Joann T. Tanaka                   Vice President and Director
One Tower Lane, Suite 3000
Oakbrook Terrace, IL 60181-4644

Patricia M. Wersching             Assistant Treasurer
700 Market Street
St. Louis, MO 63101

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

A company organizational chart was filed as Exhibit 14 in Post-Effective Amendment No. 16 (File No. 33-39100) and is incorporated herein by reference.

ITEM 27.   NUMBER OF CONTRACT OWNERS

As of December 4, 2000, there were 31,587 Non-Qualified Contract Owners and 7,729 Qualified Contract Owners.

ITEM 28.   INDEMNIFICATION

The Bylaws of the Company (Article IV, Section 1) provide that:

Each person who is or was a director, officer or employee of the corporation or is or was serving at the request of the corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise (including the heirs, executors, administrators or estate of such person) shall be indemnified by the corporation as of right to the full extent permitted or authorized by the laws of the State of Missouri, as now in effect and as hereafter amended, against any liability, judgment, fine, amount paid in settlement, cost and expenses (including attorney's fees) asserted or threatened against and incurred by such person in his capacity as or arising out of his status as a director, officer or employee of the corporation or if serving at the request of the corporation, as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise. The indemnification provided by this bylaw provision shall not be exclusive of any other rights to which those indemnified may be entitled under any other bylaw or under any agreement, vote of shareholders or disinterested directors or otherwise, and shall not limit in any way any right which the corporation may have to make different or further indemnification with respect to the same or different persons or classes of persons.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.   PRINCIPAL UNDERWRITERS

     (a) Cova Life Sales Company is the principal underwriter for the following investment companies (other than Registrant):

   Cova Variable Annuity Account Five
   Cova Variable Life Account One
   Cova Variable Life Account Five
   First Cova Variable Annuity Account One
   Cova Variable Annuity Account Four
   General American Separate Account Twenty-Eight
   General American Separate Account Twenty-Nine
   Security Equity Separate Account 26
   Security Equity Separate Account 27


     (b) Cova Life Sales Company is the principal underwriter for the Contracts. The following persons are the officers and directors of Cova Life Sales Company. The principal business address for each officer and director of Cova Life Sales Company is One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644.

Name and Principal     Positions and Offices
 Business Address      with Underwriter

Patricia E. Gubbe      President, Chief Compliance Officer and Director

Shari Ruecker          Vice President

Mark E. Reynolds       Treasurer and Director

James W. Koeger        Assistant Treasurer

John J. Myers          Vice President

Bernard J. Spaulding   Secretary


     (c)  Not Applicable.

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS

William Flory, whose address is One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644 and Cova Life Administration Services Company, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266 maintain physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31.   MANAGEMENT SERVICES

Not Applicable.

ITEM 32.     UNDERTAKINGS


     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. Cova Financial Services Life Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                 REPRESENTATIONS

     The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES



As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Oakbrook Terrace, and State of Illinois on this 29th day of November, 2000.

                                  COVA VARIABLE ANNUITY ACCOUNT ONE
                                  (Registrant)


                             By:  COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY


                           By:    /s/BERNARD J. SPAULDING
                                  -----------------------------------------
                                   Bernard J. Spaulding
                                   Senior Vice President, General Counsel
                                   and Secretary


                                  COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                    Depositor

                           By:    /s/BERNARD J. SPAULDING
                                  -----------------------------------------
                                   Bernard J. Spaulding
                                   Senior Vice President, General Counsel
                                   and Secretary

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


/s/JAMES A. SHEPHERDSON III*   Chairman of the Board      11/29/00
----------------------------      and Director            --------
James A. Shepherdson III                                    Date



/s/MARK E. REYNOLDS*            President and Director    11/29/00
-----------------------                                   --------
Mark E. Reynolds                                            Date



/s/GREGORY P. BRAKOVICH*        Director                  11/29/00
-----------------------                                   ---------
Gregory P. Brakovich                                        Date



/s/J. ROBERT HOPSON*            Director                   11/29/00
--------------------                                      ---------
J. Robert Hopson                                            Date



/s/AMY W. HESTER*               Controller and Director    11/29/00
-----------------                                         ---------
Amy W. Hester                                               Date


/s/MATTHEW P. MCCAULEY*         Director                   11/29/00
-----------------------                                    ---------
Matthew P. McCauley                                          Date



------------------------        Director                   --------
Bernard J. Spaulding                                         Date


/s/J. TERRI TANAKA*             Director                   11/29/00
-------------------                                        ---------
J. Terri Tanaka                                              Date


                                       By: /s/BERNARD J. SPAULDING
                                         ---------------------------------------
                                         Bernard J. Spaulding, Power of Attorney



                            LIMITED POWER OF ATTORNEY


         KNOW ALL MEN BY THESE PRESENTS, that I, Gregory P. Brakovich, a Director of Cova Financial Services Life Insurance Company, a corporation duly organized under the laws of the State of Missouri, do hereby appoint Mark E. Reynolds and/or Bernard J. Spaulding, or either one of the foregoing individually, as my attorney and agent, for me, and in my name as a Director of this Company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the registration of unit investment trusts under the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

         WITNESS my hand this 18th day of August, 2000.




WITNESS:



/s/RONNA L. ROWE                             /s/GREGORY P. BRAKOVICH
----------------                             -----------------------
                                             Gregory P. Brakovich


                            LIMITED POWER OF ATTORNEY


         KNOW ALL MEN BY THESE PRESENTS, that I, Amy W. Hester, Controller and a Director of Cova Financial Services Life Insurance Company, a corporation duly organized under the laws of the State of Missouri, do hereby appoint Mark E. Reynolds and/or Bernard J. Spaulding, or either one of the foregoing individually, as my attorney and agent, for me, and in my name as Controller and a Director of this Company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the registration of unit investment trusts under the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

         WITNESS my hand this 16th day of November, 2000.




WITNESS:



/s/MARGARET K. WYROSTEK                       /s/AMY W. HESTER
-----------------------                       ---------------------
                                                 Amy W. Hester


                            LIMITED POWER OF ATTORNEY


         KNOW ALL MEN BY THESE PRESENTS, that I, J. Robert Hopson, a Director of Cova Financial Services Life Insurance Company, a corporation duly organized under the laws of the State of Missouri, do hereby appoint Mark E. Reynolds and/or Bernard J. Spaulding, or either one of the foregoing individually, as my attorney and agent, for me, and in my name as a Director of this Company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the registration of unit investment trusts under the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

         WITNESS my hand this 17th day of August, 2000.




WITNESS:



/s/PATRICIA E. GUBBE                 /s/J. ROBERT HOPSON
                                    --------------------
                                    J. Robert Hopson


                            LIMITED POWER OF ATTORNEY


         KNOW ALL MEN BY THESE PRESENTS, that I, Matthew P. McCauley, a Director of Cova Financial Services Life Insurance Company, a corporation duly organized under the laws of the State of Missouri, do hereby appoint Mark E. Reynolds and/or Bernard J. Spaulding, or either one of the foregoing individually, as my attorney and agent, for me, and in my name as a Director of this Company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the registration of unit investment trusts under the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

         WITNESS my hand this 21st day of August, 2000.



WITNESS:


/s/VICTORIA QUINT                 /s/MATTHEW P. MCCAULEY
---------------------------       --------------------------------
                                     Matthew P. McCauley


                            LIMITED POWER OF ATTORNEY



         KNOW ALL MEN BY THESE PRESENTS, that I, Mark E. Reynolds, President and a Director of Cova Financial Services Life Insurance Company, a corporation duly organized under the laws of the State of Missouri, do hereby appoint Bernard J. Spaulding as my attorney and agent, for me, and in my name as President and a Director of this Company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the registration of unit investment trusts under the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

         WITNESS my hand this 22nd day of August, 2000.




WITNESS:



/s/PATRICIA E. GUBBE               /s/MARK E. REYNOLDS
                                    ---------------------
                                    Mark E. Reynolds


                            LIMITED POWER OF ATTORNEY



         KNOW ALL MEN BY THESE PRESENTS, that I, James A. Shepherdson III, Chairman of the Board and a Director of Cova Financial Services Life Insurance Company, a corporation duly organized under the laws of the State of Missouri, do hereby appoint Mark E. Reynolds and/or Bernard J. Spaulding, or either one of the foregoing individually, as my attorney and agent, for me, and in my name as Chairman of the Board and a Director of this Company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the registration of unit investment trusts under the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

         WITNESS my hand this 21st day of August, 2000.




WITNESS:


/s/RONNA L. ROWE                    /s/JAMES A. SHEPHERDSON III
---------------------------         ----------------------------
                                       James A. Shepherdson III


                            LIMITED POWER OF ATTORNEY



         KNOW ALL MEN BY THESE PRESENTS, that I, Bernard J. Spaulding, a Director of Cova Financial Services Life Insurance Company, a corporation duly organized under the laws of the State of Missouri, do hereby appoint Mark E. Reynolds as my attorney and agent, for me, and in my name as a Director of this Company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the registration of unit investment trusts under the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.


         WITNESS my hand this 21st day of November, 2000.




WITNESS:


/s/DIANE R. SWANSON               /s/BERNARD J. SPAULDING
---------------------------       --------------------------------
 Diane R. Swanson                   Bernard J. Spaulding


                            LIMITED POWER OF ATTORNEY


         KNOW ALL MEN BY THESE PRESENTS, that I, J. Terri Tanaka, a Director of Cova Financial Services Life Insurance Company, a corporation duly organized under the laws of the State of Missouri, do hereby appoint Mark E. Reynolds and/or Bernard J. Spaulding, or either one of the foregoing individually, as my attorney and agent, for me, and in my name as a Director of this Company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the registration of unit investment trusts under the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

         WITNESS my hand this 17th day of August, 2000.




WITNESS:


/s/PATRICIA E. GUBBE               /s/J. TERRI TANAKA
---------------------------       --------------------------------
                                     J. Terri Tanaka



                                INDEX TO EXHIBITS


Exhibits will be filed by Amendment